Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Jan. 14, 2021	Aug. 23, 2010	Dec. 31, 2019	Jul. 31, 2019	Nov. 30, 2006	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2021
Contingent Liabilities and Commitments (Details) [Line Items]
License agreement, description							In addition, upon initiation of sales of GLASSIA manufactured by Takeda, the Company would be entitled to royalty payments at a rate of 12% on net sales of Glassia through August 2025, and at a rate of 6% thereafter until 2040, with a minimum of $5 million annually (the “Royalty Payments”).
Payments received										$ 2,000
Royalty income							$ 12,200
Agreements expiration period							15 years
Upfront payment							$ 95,000
Additional payments							50,000
Contingent consideration payments							3,000
Acquired inventory							14,200
Inventory quarterly installments amount							$ 1,500
Assumed royalties liabilities, description							●Royalties:10 % of the annual global net sales of CYTOGAM up to $25 million and 5 % of net sales that are greater than $25 million, in perpetuity; 2% of the annual global net sales of CYTOGAM in perpetuity; and, 8% of the annual global net sales of CYTOGAM for period of six years following the completion of the technology transfer of the manufacturing of CYTOGAM to the Company, subject to a maximum aggregate of $5 million per year and for total amount of $30 million throughout the entire six years period.
Manufacturing facility							$ 8,500
Financing facility							40,000
Five-year loan amount							20,000
Short-term credit facility							20,000
Contract asset							7,577		$ 5,561
Payment to royalties percentage	24.00%
Baxter Healthcare Corporation [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreement term		30 years
Agreement payment amount							45,000
Amount received from distribution agreement							45,000
Clinical studies total amount							$ 10,000
Patents [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration period					15 years
Master Clinical Services Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration period				7 years
Manufacturing Agreement [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Agreements expiration period			12 years
Forecast [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Annual net sales						$ 1,500		$ 1,500
Market exceeds amount						$ 18,400		$ 18,800
Top of Range [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Payments expired date							2023
Bottom of Range [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Payments expired date							2027